Other Receivables and Other Payables - Schedule of Accrued Liabilities & Other Payables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Accrued liabilities & other payables
Employee benefits payable	RM 592,860	$ 146,079	RM 405,792
Lease payable	1,514	374	8,757
Accrued operating expenses	1,038,668	255,924	749,764
Utilities payable	116,311	28,658	8,424
Accrued liabilities & other payables	RM 1,749,353	$ 431,035	RM 1,172,737